SEGMENT REPORTING	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

Note 6 — SEGMENT REPORTING

The Company follows ASC 280, “Segment Reporting,” to report information about operating segments. The Company’s reportable segments are components of the Company for which separate financial information is available and evaluated regularly by the Company’s Chief Executive Officer, the Chief Operating Decision-Maker (“CODM”), Mr. Kiyotaka Ito, the representative director and CEO of the Company, in deciding how to allocate resources and in assessing performance. The Company has identified two reportable segments as follows:

Sports school business: This segment focuses on providing services related to the operation of sports schools and organizing events for children.

Social business: This segment provides services including managing extracurricular activities in schools, sports therapy for children with disabilities, and health exercise guidance.

Segment profit or loss measure

The CODM evaluates segment performance based on “direct operating profit,” which is defined as segment net revenue less directly attributable cost of revenue and segment-specific selling, general and administrative expenses. Segment-specific expenses include, but are not limited to, instructor salaries, facility leasing costs, and local marketing expenses. Certain corporate-level selling, general and administrative expenses are excluded from segment results and instead reported within “corporate expenses.” These corporate expenses consist primarily of headquarters-related administrative costs, professional fees (such as audit and legal fees), and other general expenses that are not specifically identifiable to any reportable segment. These costs are not allocated to the reportable segments.

Segment assets

The CODM does not regularly review segment assets for the purposes of making decisions about allocating resources or assessing performance. Accordingly, no measure of segment assets is disclosed.

Adoption of ASU 2023-07

In accordance with ASU 2023-07, the Company has identified “salaries and welfare expenses” as a significant segment expense (“SSE”) for both segments. These expenses are regularly reviewed by the CODM, are included in the measure of segment profit or loss, and serve as the primary driver in evaluating segment performance and determining resource allocation, as the Company’s business model is highly dependent on specialized human resources. This expense is presented for each reportable segment in the segment disclosure tables below. “Other Expenses” within the segment results primarily consist of travel expenses, communication costs, and small-tool supplies required for local operations.

Segment performance

The following table summarizes financial information by reportable segment, presents SSE, and reconciles total segment profit to consolidated income from operations and net income for the six months ended June 30, 2025 and 2026.

	For the Six Months ended June 30,
	2025	2026	2026
	JPY (Unaudited)	JPY (Unaudited)	US$ (Unaudited)
Sports school business
Revenue	3,937,704,322	4,148,517,523	25,512,069
Salaries and welfare expenses (SSE)	1,729,391,903	1,681,753,647	10,342,252
Other Expenses	1,362,689,842	1,599,794,457	9,838,230
Segment Profit	845,622,577	866,969,419	5,331,587

Social Business
Revenue	1,551,106,499	1,830,269,518	11,255,578
Salaries and welfare expenses (SSE)	979,913,683	1,328,933,142	8,172,518
Other Expenses	465,156,481	229,177,133	1,409,367
Segment Profit	106,036,335	272,159,243	1,673,693

Total segments
Total Revenue	5,488,810,821	5,978,787,041	36,767,647
Total Segment Profit	951,658,912	1,139,128,662	7,005,280

Total Segment Profit	951,658,912	1,139,128,662	7,005,280
Corporate Expenses*	883,729,668	1,046,818,977	6,437,605
Consolidated Income from operations	67,929,244	92,309,685	567,675
Other Income / (Expenses), net	(19,375,906)	20,411,865	125,527
Income Tax Expense	5,152,860	(35,644,710)	(219,204)
Consolidated Net Income	53,706,198	77,076,840	473,998

*	Corporate expenses primarily consist of corporate administrative expenses and other general and administrative costs that are not allocated to segments for internal reporting purposes. Accordingly, reportable segment results are presented on a pre-allocation basis of such corporate overhead.